Annual Total Returns [BarChart] - Causeway International Small Cap Fund - Institutional Class	Jan. 28, 2021
Bar Chart Table:
Annual Return 2015	4.70%
Annual Return 2016	3.29%
Annual Return 2017	34.73%
Annual Return 2018	(21.14%)
Annual Return 2019	18.77%
Annual Return 2020	2.67%